Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes to Consolidated Financial Statements [Abstract]
Summary Debt
Credit facility limits at December 31	Maturity	2024
Unsecured revolving term facility [1]	September 4, 2029	4,500
Uncommitted revolving demand facility	n/a	1,000
Unsecured revolving term facility [2]	September 3, 2025	750
Other credit facilities [3]	Various	1,290
Accounts receivable purchase facility		500

1  In 2024, we extended the maturity date from September 14, 2027 to September 4, 2029, subject to extension at the request of Nutrien provided that the resulting maturity date may not exceed five years from the date of request.

2  In 2024, we extended the maturity date from September 10, 2024 to September 3, 2025 and reduced the facility limit from $1,500 million to $750 million.

3  Total facility limit amounts include some facilities with maturities in excess of one year.

Principal covenants and events of default under the unsecured revolving term credit facilities include a debt to capital ratio (refer to Note 4) and other customary events of default and covenant provisions. Non-compliance with such covenants could result in accelerated repayment and/or termination of the credit facility. We were in compliance with all covenants as at December 31, 2024 (Note 4).

Disclosure of Credit Facilities	In 2024, we entered into an uncommitted $500
Additional Information about Understanding Financial Positions
As at December 31	Rate of Interest (%)	Maturity	2024	2023
Senior notes [1]
	5.900	November 7, 2024	‐	500
	3.000	April 1, 2025	500	500
	5.950	November 7, 2025	500	500
	4.000	December 15, 2026	500	500
	5.200	June 21, 2027	400	‐
	4.900	March 27, 2028	750	750
	4.200	April 1, 2029	750	750
	2.950	May 13, 2030	500	500
	5.400	June 21, 2034	600	‐
	4.125	March 15, 2035	450	450
	7.125	May 23, 2036	212	212
	5.875	December 1, 2036	500	500
	5.625	December 1, 2040	500	500
	6.125	January 15, 2041	401	401
	4.900	June 1, 2043	500	500
	5.250	January 15, 2045	489	489
	5.000	April 1, 2049	750	750
	3.950	May 13, 2050	500	500
	5.800	March 27, 2053	750	750
Debentures [1]	7.800	February 1, 2027	120	120
Other credit facilities	Various	Various	53	42
			9,725	9,214
Add net unamortized fair value adjustments			276	294
Less net unamortized debt issue costs			(83)	(83)
Total long-term debt			9,918	9,425
Less current maturities			(1,037)	(512)
			8,881	8,913

1  Each series of senior notes and debentures is unsecured and has no sinking fund requirements prior to maturity. Each series is redeemable and has various provisions that allow redemption prior to maturity, at our option, at specified prices.